Capital stock and warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended							2 Months Ended			3 Months Ended			12 Months Ended
	Nov. 18, 2019	Nov. 15, 2017	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	Aug. 31, 2017	Mar. 31, 2017	Mar. 12, 2020	Mar. 31, 2019	Mar. 12, 2018	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Nov. 02, 2020	Nov. 14, 2019	Aug. 08, 2019	Dec. 31, 2018	Aug. 31, 2018
Class of Stock [Line Items]
Common Stock, No Par Value																$ 0	$ 0
Class of warrants or rights warrants issued during the period						525,000	32,013	512,004	300,825
Class of warrants or rights number of shares for each unit of warrant held						1	1	1	1
Class of warrants or rights exercise price						$ 4.00	$ 3.50	$ 3.50	$ 2.30													$ 3.50
Share based compensation by share based payment arrangement equity instruments other than options vested shares																337,500	783,156
Class of warrants or rights expiry date								Aug. 08, 2019										May 02, 2020	Nov. 14, 2019
Class of warrants or rights outstanding				52,500													525,000				1,249,512
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share based compensation by share based payment arrangement equity instruments other than options granted		1,611,316										315,000
Share based compensation award vesting rights percentage					50.00%						50.00%
Share based compensation by share based payment arrangement equity instruments other than options vested shares	600,656		10,000	42,500						285,000			132,500	25,000
Share based compensation number of common stock issued																14,137	1,559,418
Share based compensation by share based payment arrangment equity instruments other than options outstanding				52,500													337,500
Excercise Of Warrants [Member]
Class of Stock [Line Items]
Stock shares issued during the period on exercise of warrants														180,495	120,330
Issue In Connection With Business Acquistions [Member]
Class of Stock [Line Items]
Stock shares issued during the period on exercise of warrants														6,250,000
Sale of stock issue price per share													$ 3.75
Stock issued during the period shares new issues value														$ 23
Stock Issued As A Result Of Warrant Excercises [Member]
Class of Stock [Line Items]
Stock shares issued during the period on exercise of warrants													256,002
Class of warrants or rights outstanding													256,002
Class of warrants or rights expired																				256,002